Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2014
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 07, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKMXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTXX